Performance Management - S000053879 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Market Index Changed	The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as two additional measures of performance for markets in which the Fund may invest and a prior benchmark for a one-year transition period.